Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS

	Note	December 31, 2024	December 31, 2023
Investment in Versamet	10(a), 11(a)	$32,317	$—
Convertible note receivable	11(b)	29,094	25,200
VAT receivables	7	8,587	13,394
Derivative assets	16(a)	81	496
Other		3,056	7,163
		$73,135	$46,253
11.    OTHER NON-CURRENT ASSETS (CONTINUED)
(a)Investment in Versamet
The fair value of the Company’s investment at December 31, 2024 was determined based on the market price of C$0.80 per common share issued by Versamet in August 2024. During the year ended December 31, 2024, the Company recognized a loss of $1.6 million in OCI on remeasurement of its investment in Versamet (2023 – nil).
(b)Convertible note receivable
As partial consideration for an asset sale in a prior year, the Company received a promissory note from Bear Creek with a principal amount of $25.0 million, a maturity date, as amended, of October 21, 2024, and an annual interest rate of 15.0% (the “Bear Creek Note”).
On October 19, 2023, after receipt of approval by the shareholders of Bear Creek and the TSX Venture Exchange, the Bear Creek Note was replaced by the Bear Creek Convertible Note. The Bear Creek Convertible Note bears interest at an annual interest rate of 7%, with monthly repayments of the accrued interest. The principal amount of the Bear Creek Convertible Note, upon issuance, was $26.6 million, representing the principal and interest outstanding on the Bear Creek Note on October 19, 2023, and is repayable at maturity. At any time on or prior to the maturity date of October 19, 2028, the Company has the option to convert any portion of the unpaid principal into common shares of Bear Creek, provided that any such conversion would not result in the Company holding more than 19.99% of Bear Creek’s total issued and outstanding common shares, at a conversion price of C$0.73 per share. Bear Creek may prepay any portion of the outstanding principal at any time after October 19, 2025, subject to a top-up cash payment based on the difference between the market price of Bear Creek’s common shares at the time of prepayment and the conversion price.
The replacement of the Bear Creek Note with the Bear Creek Convertible Note was accounted for as a substantial modification resulting in the de-recognition of the carrying amount of the Bear Creek Note and the recognition of the Bear Creek Convertible Note at its fair value. The Company recognized a gain of $2.3 million, calculated as the difference between the fair value of the Bear Creek Convertible Note of $25.2 million and carrying amount of the Bear Creek Note as of October 19, 2023.
Due to the Company’s conversion right, the contractual terms of the Bear Creek Convertible Note do not give rise on specific dates to cash flows that are SPPI. Accordingly, the Bear Creek Convertible Note is classified as subsequently measured at FVTPL with changes in fair value recognized in other income or expense. At December 31, 2024, the fair value of the Bear Creek Convertible Note included in other non-current assets was $29.1 million (2023 – $25.2 million).
The fair value of the Bear Creek Convertible Note is determined using a convertible debt valuation model which reflects the values of the interest payments over the term, principal repayment at maturity and the conversion option feature. The estimated fair value is calculated based on the contractual terms of the Bear Creek Convertible Note and market-derived inputs including Bear Creek’s share price and share price volatility, and a market interest rate that reflects the risks associated with the financial instrument.
The Bear Creek Convertible Note is secured by a first-ranking interest on a pari passu basis over the shares and other equity interests held by Bear Creek in the entity that owns the Mercedes Mine, and a second-ranking interest over the shares and other equity interests held by Bear Creek in the entity that owns the Corani silver-lead zinc project.
During the year ended December 31, 2023, the Company recognized an expected credit loss of $3.4 million in respect of the Bear Creek Note in other income.